Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000210296 [Member] | ExxonMobil Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000210296 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
C000210296 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
C000210296 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
C000210296 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
C000210296 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[1]
C000210296 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[1]
C000210296 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[1]
C000210296 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
C000210296 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[1]
C000210296 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
C000210296 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[1]
C000210296 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.80%	[1]
C000210296 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[1]
C000210296 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[1]
C000210296 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[1]
C000210296 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[1]
C000210296 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
C000210296 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[1]
C000210296 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[1]
C000210296 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[1]
C000221226 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[2]
C000221226 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[2]
C000221226 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[2]
C000221226 [Member] | Edwards Lifesciences Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[2]
C000221226 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[2]
C000221226 [Member] | Charles River Laboratories International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[2]
C000221226 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[2]
C000221226 [Member] | Biogen Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[2]
C000221226 [Member] | Waters Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[2]
C000221226 [Member] | Mettler Toledo International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[2]
C000221226 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%	[2]
C000221226 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%	[2]
C000221226 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%	[2]
C000221226 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[2]
C000221226 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[2]
C000226201 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[3]
C000226201 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[3]
C000226201 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[3]
C000226201 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[3]
C000226201 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[3]
C000226201 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[3]
C000226201 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[3]
C000226201 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[3]
C000226201 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[3]
C000226201 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[3]
C000226201 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[3]
C000226201 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[3]
C000226201 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%	[3]
C000226201 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[3]
C000226201 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[3]
C000226201 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[3]
C000226201 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[3]
C000226201 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[3]
C000226201 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[3]
C000226201 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[3]
C000226201 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[3],[4]
C000226202 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[5]
C000226202 [Member] | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[5]
C000226202 [Member] | Novartis AG Registered [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[5]
C000226202 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[5]
C000226202 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[5]
C000226202 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[5]
C000226202 [Member] | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[5]
C000226202 [Member] | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[5]
C000226202 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[5]
C000226202 [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[5]
C000226202 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[5]
C000226202 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[5]
C000226202 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[5]
C000226202 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[5]
C000226202 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[5]
C000226202 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[5]
C000226202 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[5]
C000226202 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[5]
C000226202 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[5]
C000226202 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.10%	[5]
C000226202 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[5]
C000232558 [Member] | ExxonMobil Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[6]
C000232558 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[6]
C000232558 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[6]
C000232558 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[6]
C000232558 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[6]
C000232558 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[6]
C000232558 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[6]
C000232558 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[6]
C000232558 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[6]
C000232558 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[6]
C000232558 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[6],[7]
C000232558 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[6]
C000232558 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[6]
C000232558 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[6]
C000232558 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[6]
C000232558 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[6]
C000232558 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[6]
C000232558 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[6]
C000232558 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[6]
C000232558 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[6]
C000232558 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[6]
C000236859 [Member] | Global Payments Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[8]
C000236859 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[8]
C000236859 [Member] | Chime Financial Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[8]
C000236859 [Member] | Etoro Group Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[8]
C000236859 [Member] | Kaspi KZ JSC [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[8]
C000236859 [Member] | Klarna Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[8]
C000236859 [Member] | Block Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[8]
C000236859 [Member] | Shift4 Payments Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[8]
C000236859 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[8]
C000236859 [Member] | Robinhood Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[8]
C000236859 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.60%	[8]
C000236859 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[8]
C000236859 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[8]
C000236859 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[8]
C000236859 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%	[8]
C000236859 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[8]
C000236859 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%	[8]
C000245618 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[9]
C000245618 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[9]
C000245618 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[9]
C000245618 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[9]
C000245618 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[9]
C000245618 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[9]
C000245618 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[9]
C000245618 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[9]
C000245618 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[9]
C000245618 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[9]
C000245618 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[9]
C000245618 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%	[9],[10]
C000245618 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[9]
C000245618 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[9]
C000245618 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[9]
C000245618 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[9]
C000245618 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[9]
C000245618 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[9]
C000245618 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[9]
C000245618 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[9]
C000245618 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[9]
C000248199 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[11]
C000248199 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[11]
C000248199 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[11]
C000248199 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[11]
C000248199 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[11]
C000248199 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[11]
C000248199 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[11]
C000248199 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[11]
C000248199 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[11]
C000248199 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[11]
C000248199 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[11]
C000248199 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[11]
C000248199 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%	[11]
C000248199 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[11]
C000248199 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[11]
C000248199 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[11]
C000248199 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[11]
C000248199 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[11]
C000248199 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[11]
C000248199 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[11]
C000248199 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[11]
C000254669 [Member] | iShares MSCI Hong Kong ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[12]
C000254669 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[12]
C000254669 [Member] | iShares MSCI Taiwan ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[12]
C000254669 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[12]
C000254669 [Member] | iShares MSCI Spain ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[12]
C000254669 [Member] | iShares MSCI Switzerland ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[12]
C000254669 [Member] | iShares MSCI United Kingdom ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[12]
C000254669 [Member] | iShares MSCI South Korea ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[12]
C000254669 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[12]
C000254669 [Member] | iShares MSCI Japan ETF [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[12]
C000254669 [Member] | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[12]
C000254669 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.20%	[12]
C000261955 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[13],[14]
C000261955 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[13]
C000261955 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[13]
C000261955 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[13]
C000261955 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%	[13]
C000261955 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[13]
C000261955 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[13]
C000261955 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[13]
C000261955 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[13]
C000261955 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[13]
C000261955 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%	[13]
C000261955 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.20%	[13]
C000261955 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.00%	[13]
C000261955 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.00%	[13]
C000261955 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.10%	[13]
C000261955 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.30%	[13]
C000261955 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	25.30%	[13]
C000261955 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.10%	[13]
C000261955 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	6.00%	[13]
C000261955 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.10%	[13]
C000261955 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.00%	[13]
C000271463 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[15]
C000271463 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[15]
C000271463 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[15]
C000271463 [Member] | Keurig Dr Pepper Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[15]
C000271463 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[15]
C000271463 [Member] | British American Tobacco PLC ADR NVS [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[15]
C000271463 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[15]
C000271463 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[15]
C000271463 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[15]
C000271463 [Member] | Charles Schwab Corp The [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[15]
C000271463 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.20%	[15],[16]
C000271463 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[15]
C000271463 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[15]
C000271463 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[15]
C000271463 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[15]
C000271463 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[15]
C000271463 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[15]
C000271463 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[15]
C000271463 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[15]
C000271463 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[15]
C000271463 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[15]

[1]	Excludes money market funds.
[2]	Excludes money market funds.
[3]	Excludes money market funds.
[4]	Ten largest sectors are presented. Additional sectors are found in Other.
[5]	Excludes money market funds.
[6]	Excludes money market funds.
[7]	Ten largest industries are presented. Additional industries are found in Other.
[8]	Excludes money market funds.
[9]	Excludes money market funds.
[10]	Ten largest industries are presented. Additional industries are found in Other.
[11]	Excludes money market funds.
[12]	Excludes money market funds.
[13]	Excludes money market funds.
[14]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[15]	Excludes money market funds.
[16]	Ten largest industries are presented. Additional industries are found in Other.